Shareholder Report	12 Months Ended
May 31, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	T. ROWE PRICE SPECTRUM FUNDS II, INC.
Entity Central Index Key	0000923084
Entity Investment Company Type	N-1A
Document Period End Date	May 31, 2025
C000005533
Shareholder Report [Line Items]
Fund Name	Spectrum Moderate Growth Allocation Fund
Class Name	Investor Class
Trading Symbol	TRSGX
Annual or Semi-Annual Statement [Text Block]

This annual shareholder report contains important information about Spectrum Moderate Growth Allocation Fund (the "fund") for the period of June 1, 2024 to May 31, 2025. You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.

Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.
Material Fund Change Notice [Text Block]
Additional Information Phone Number	1‑800‑638‑5660
Additional Information Email	info@troweprice.com
Additional Information Website	www.troweprice.com/prospectus
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Spectrum Moderate Growth Allocation Fund - Investor Class	$65	0.62%

Expenses Paid, Amount	$ 65
Expense Ratio, Percent	0.62%
Factors Affecting Performance [Text Block]

What drove fund performance during the past 12 months?

  Global stock indexes and fixed income markets were broadly positive for the 12 months ended May 31, 2025. Many major central banks began easing interest rates early in the period as inflation slowed. Early optimism over the U.S. election of President Donald Trump brought, first, a boost to U.S. equities, followed by heightened volatility in global equity markets amid concerns over Trump’s fluctuating tariff policies.

  Versus the style-specific Morningstar Moderately Aggressive Target Risk Index, the fund had some contributing factors that had a positive impact on relative returns. Security selection in the underlying U.S. small-cap core equity strategy contributed for the trailing one-year period, as did selection in the underlying U.S. large-cap growth strategy. The fund’s allocations to these strategies outpaced their respective style-specific benchmarks, which added value on a relative basis.

  On the negative side, security selection dragged on relative returns overall. Selection among U.S. large-cap core equities was a leading detractor during the period as this allocation trailed its style benchmark. Additionally, diversifying exposure to real assets equities detracted.

  The fund seeks the highest total return over time consistent with a primary emphasis on capital growth and a secondary emphasis on income. It is designed to provide investors with a core multi-asset portfolio that is globally diversified across traditional and alternative asset classes, with an emphasis on the roles of broad diversification, fundamental research, tactical allocation, and risk management.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
	Investor Class	Regulatory Benchmark	Strategy Benchmark
2015	10,000	10,000	10,000
2015	9,379	9,174	9,366
2015	9,654	9,457	9,580
2016	8,964	8,666	8,988
2016	9,676	9,458	9,750
2016	10,063	9,839	10,178
2016	10,073	9,805	10,191
2017	10,743	10,579	10,842
2017	11,278	11,116	11,203
2017	11,744	11,522	11,554
2017	12,363	12,221	12,161
2018	12,666	12,568	12,357
2018	12,688	12,432	12,351
2018	12,978	12,837	12,732
2018	12,377	12,101	12,148
2019	12,859	12,462	12,583
2019	12,773	12,271	12,472
2019	13,392	12,802	12,968
2019	14,037	13,756	13,753
2020	13,501	12,946	13,107
2020	13,481	12,937	13,029
2020	15,242	14,917	14,470
2020	16,185	15,821	15,433
2021	17,273	16,862	16,328
2021	18,406	18,351	17,549
2021	19,155	19,189	18,086
2021	18,694	18,870	17,640
2022	17,742	18,179	17,207
2022	16,457	17,106	16,252
2022	15,677	16,141	15,440
2022	15,988	16,677	15,891
2023	15,908	16,677	15,967
2023	16,354	17,252	16,048
2023	17,160	18,393	16,858
2023	17,364	18,680	17,016
2024	18,910	20,538	18,379
2024	19,593	21,315	18,799
2024	20,566	22,704	19,951
2024	21,159	23,559	20,566
2025	21,048	23,630	20,524
2025	21,312	24,225	21,047

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Spectrum Moderate Growth Allocation Fund (Investor Class)	8.77%	9.59%	7.86%
MSCI All Country World Index Net (Regulatory Benchmark)	13.65	13.37	9.25
Morningstar Moderately Aggressive Target Risk Index (Strategy Benchmark)	11.96	10.07	7.73

No Deduction of Taxes [Text Block]	Neither the fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.
Updated Performance Information Location [Text Block]	Updated performance information can be found at www.troweprice.com.
Distribution of Capital [Text Block]	The fund's total return figures reflect the reinvestment of dividends and capital gains, if any.
AssetsNet	$ 3,531,693,000
Holdings Count | Holding	1,780
Advisory Fees Paid, Amount	$ 15,468,000
InvestmentCompanyPortfolioTurnover	44.60%
Additional Fund Statistics Significance or Limits [Text Block]

What are some fund statistics?

Fund Statistics

Total Net Assets (000s)$3,531,693 Number of Portfolio Holdings1,780
Holdings [Text Block]
Common Stocks	67.7%
Equity Funds	13.3
Bond Funds	7.1
U.S. Government Agency Obligations (Excluding Mortgage-Backed)	2.6
Private Investment Companies	2.1
Corporate Bonds	1.7
U.S. Government & Agency Mortgage-Backed Securities	1.4
Asset-Backed Securities	0.5
Short-Term and Other	3.6

Largest Holdings [Text Block]
T. Rowe Price Institutional Emerging Markets Equity Fund	6.0%
T. Rowe Price Real Assets Fund - I Class	5.3
Microsoft	3.0
NVIDIA	2.6
T. Rowe Price International Bond Fund (USD Hedged) - I Class	2.2
Blackstone Partners Offshore Fund	2.1
T. Rowe Price Multi-Strategy Total Return Fund - I Class	2.0
Amazon.com	1.8
T. Rowe Price U.S. Treasury Long-Term Index Fund - I Class	1.8
U.S. Treasury Notes	1.6

Material Fund Change [Text Block]
Updated Prospectus Web Address	www.troweprice.com/paperless
C000169939
Shareholder Report [Line Items]
Fund Name	Spectrum Moderate Growth Allocation Fund
Class Name	I Class
Trading Symbol	TGIPX
Annual or Semi-Annual Statement [Text Block]

This annual shareholder report contains important information about Spectrum Moderate Growth Allocation Fund (the "fund") for the period of June 1, 2024 to May 31, 2025. You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.

Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.
Material Fund Change Notice [Text Block]
Additional Information Phone Number	1‑800‑638‑5660
Additional Information Email	info@troweprice.com
Additional Information Website	www.troweprice.com/prospectus
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Spectrum Moderate Growth Allocation Fund - I Class	$49	0.47%

Expenses Paid, Amount	$ 49
Expense Ratio, Percent	0.47%
Factors Affecting Performance [Text Block]

What drove fund performance during the past 12 months?

  Global stock indexes and fixed income markets were broadly positive for the 12 months ended May 31, 2025. Many major central banks began easing interest rates early in the period as inflation slowed. Early optimism over the U.S. election of President Donald Trump brought, first, a boost to U.S. equities, followed by heightened volatility in global equity markets amid concerns over Trump’s fluctuating tariff policies.

  Versus the style-specific Morningstar Moderately Aggressive Target Risk Index, the fund had some contributing factors that had a positive impact on relative returns. Security selection in the underlying U.S. small-cap core equity strategy contributed for the trailing one-year period, as did selection in the underlying U.S. large-cap growth strategy. The fund’s allocations to these strategies outpaced their respective style-specific benchmarks, which added value on a relative basis.

  On the negative side, security selection dragged on relative returns overall. Selection among U.S. large-cap core equities was a leading detractor during the period as this allocation trailed its style benchmark. Additionally, diversifying exposure to real assets equities detracted.

  The fund seeks the highest total return over time consistent with a primary emphasis on capital growth and a secondary emphasis on income. It is designed to provide investors with a core multi-asset portfolio that is globally diversified across traditional and alternative asset classes, with an emphasis on the roles of broad diversification, fundamental research, tactical allocation, and risk management.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
	I Class	Regulatory Benchmark	Strategy Benchmark
3/23/16	500,000	500,000	500,000
5/31/16	514,743	514,168	516,555
8/31/16	535,311	534,870	539,228
11/30/16	536,039	533,035	539,941
2/28/17	571,864	575,132	574,426
5/31/17	600,531	604,297	593,561
8/31/17	625,476	626,401	612,126
11/30/17	658,797	664,378	644,275
2/28/18	675,157	683,223	654,680
5/31/18	676,522	675,825	654,354
8/31/18	692,128	697,876	674,532
11/30/18	660,331	657,870	643,603
2/28/19	686,456	677,468	666,646
5/31/19	681,867	667,085	660,799
8/31/19	715,240	695,937	687,061
11/30/19	749,866	747,850	728,642
2/29/20	721,492	703,794	694,431
5/31/20	720,637	703,308	690,304
8/31/20	815,153	810,935	766,604
11/30/20	865,833	860,095	817,670
2/28/21	924,342	916,688	865,080
5/31/21	985,188	997,610	929,779
8/31/21	1,025,606	1,043,193	958,185
11/30/21	1,001,224	1,025,836	934,576
2/28/22	950,565	988,272	911,613
5/31/22	882,134	929,948	861,051
8/31/22	840,690	877,484	818,003
11/30/22	857,557	906,626	841,934
2/28/23	853,565	906,626	845,961
5/31/23	877,752	937,858	850,234
8/31/23	921,445	999,894	893,138
11/30/23	932,628	1,015,537	901,501
2/29/24	1,016,071	1,116,497	973,750
5/31/24	1,053,212	1,158,784	995,994
8/31/24	1,106,005	1,234,267	1,057,012
11/30/24	1,138,371	1,280,770	1,089,620
2/28/25	1,132,544	1,284,638	1,087,374
5/31/25	1,147,275	1,316,981	1,115,077

Average Annual Return [Table Text Block]
	1 Year	5 Years	Since Inception 3/23/16
Spectrum Moderate Growth Allocation Fund (I Class)	8.93%	9.75%	9.46%
MSCI All Country World Index Net (Regulatory Benchmark)	13.65	13.37	11.12
Morningstar Moderately Aggressive Target Risk Index (Strategy Benchmark)	11.96	10.07	9.12

Performance Inception Date	Mar. 23, 2016
No Deduction of Taxes [Text Block]	Neither the fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.
Updated Performance Information Location [Text Block]	Updated performance information can be found at www.troweprice.com.
Distribution of Capital [Text Block]	The fund's total return figures reflect the reinvestment of dividends and capital gains, if any.
AssetsNet	$ 3,531,693,000
Holdings Count | Holding	1,780
Advisory Fees Paid, Amount	$ 15,468,000
InvestmentCompanyPortfolioTurnover	44.60%
Additional Fund Statistics Significance or Limits [Text Block]

What are some fund statistics?

Fund Statistics

Total Net Assets (000s)$3,531,693 Number of Portfolio Holdings1,780
Holdings [Text Block]
Common Stocks	67.7%
Equity Funds	13.3
Bond Funds	7.1
U.S. Government Agency Obligations (Excluding Mortgage-Backed)	2.6
Private Investment Companies	2.1
Corporate Bonds	1.7
U.S. Government & Agency Mortgage-Backed Securities	1.4
Asset-Backed Securities	0.5
Short-Term and Other	3.6

Largest Holdings [Text Block]
T. Rowe Price Institutional Emerging Markets Equity Fund	6.0%
T. Rowe Price Real Assets Fund - I Class	5.3
Microsoft	3.0
NVIDIA	2.6
T. Rowe Price International Bond Fund (USD Hedged) - I Class	2.2
Blackstone Partners Offshore Fund	2.1
T. Rowe Price Multi-Strategy Total Return Fund - I Class	2.0
Amazon.com	1.8
T. Rowe Price U.S. Treasury Long-Term Index Fund - I Class	1.8
U.S. Treasury Notes	1.6

Material Fund Change [Text Block]
Updated Prospectus Web Address	www.troweprice.com/paperless